SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Total	$ 5,701,384	$ 6,149,415	$ 11,358,411	$ 13,185,716	$ 25,169,182	$ 15,459,061
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member]
Product Information [Line Items]
Total	$ 5,701,384	$ 6,149,415	$ 11,358,411	$ 13,185,716	$ 25,169,182	15,459,061
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S O Fund [Member]
Product Information [Line Items]
Total	$ 2,975,211	$ 4,202,851	$ 6,117,818	$ 9,096,383	$ 16,361,870	$ 9,283,250
Concentration Risk, Percentage	52.00%	68.00%			65.00%	60.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The B N O Fund [Member]
Product Information [Line Items]
Total	$ 470,879	$ 638,111	$ 990,797	$ 1,396,837	$ 2,665,589	$ 1,070,225
Concentration Risk, Percentage	8.00%	10.00%	9.00%	11.00%	11.00%	7.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U N G Fund [Member]
Product Information [Line Items]
Total	$ 686,360	$ 592,230	$ 1,114,147	$ 1,143,783	$ 2,054,047	$ 2,244,479
Concentration Risk, Percentage	12.00%	10.00%	10.00%	9.00%	8.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S C I Fund [Member]
Product Information [Line Items]
Total	$ 495,779	$ 216,151	$ 971,363	$ 466,416	$ 1,176,094	$ 1,645,952
Concentration Risk, Percentage	9.00%	4.00%	8.00%	3.00%	5.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | All Other Customers [Member]
Product Information [Line Items]
Total	$ 1,073,155	$ 500,072	$ 2,164,286	$ 1,082,297	$ 2,911,582	$ 1,215,155
Concentration Risk, Percentage	19.00%	8.00%	19.00%	8.00%	11.00%	7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member]
Product Information [Line Items]
Total			$ 1,782,034		$ 2,038,054	$ 2,610,917
Concentration Risk, Percentage			100.00%		100.00%	100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S O Fund [Member]
Product Information [Line Items]
Total			$ 938,444		$ 1,156,691	$ 1,818,719
Concentration Risk, Percentage			53.00%		57.00%	70.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The B N O Fund [Member]
Product Information [Line Items]
Total			$ 145,083		$ 196,713	$ 265,143
Concentration Risk, Percentage			8.00%		10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U N G Fund [Member]
Product Information [Line Items]
Total			$ 200,357		$ 130,543	$ 193,218
Concentration Risk, Percentage			11.00%		6.00%	7.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | Customers Related To The U S C I Fund [Member]
Product Information [Line Items]
Total			$ 157,824		$ 141,346	$ 82,790
Concentration Risk, Percentage			9.00%		7.00%	3.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wainwright [Member] | All Other Customers [Member]
Product Information [Line Items]
Total			$ 340,326		$ 412,761	$ 251,047
Concentration Risk, Percentage			19.00%		20.00%	10.00%